Financial instruments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes in allowance account for credit losses of financial assets [abstract]
Balance – Beginning of fiscal year	$ 3,519	$ 2,878
Increase	1,603	2,777
Write-offs	(2,079)	(2,136)
Balance – End of fiscal year	$ 3,043	$ 3,519
Not past due
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	3.00%	3.00%
Not past due | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (17,279)	$ (9,328)
Not past due | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 518	$ 280
0–30
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	14.00%	14.00%
0–30 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (2,212)	$ (1,087)
0–30 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 310	$ 152
30–60
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	46.00%	41.00%
30–60 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (617)	$ (917)
30–60 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 284	$ 376
60–90
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	64.00%	55.00%
60–90 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (213)	$ (231)
60–90 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 136	$ 127
90–180
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	68.00%	63.00%
90–180 | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (577)	$ (1,156)
90–180 | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 392	$ 728
180+
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	70.00%	67.00%
180+ | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (1,996)	$ (2,758)
180+ | Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 1,403	$ 1,856